Trade receivables - Summary of Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Apr. 01, 2020 INR (₨)
Trade receivables [Line Items]
Trade receivables (refer Note 8), Total	₨ 45,825	$ 604	₨ 35,980
Non-current	1,006	13	1,178
Current	44,819	591	34,802	₨ 25,914
Trade receivables
Trade receivables [Line Items]
Less: impairment allowances for expected credit losses	(966)	(13)	(562)
Cost | Trade receivables
Trade receivables [Line Items]
Trade receivables (refer Note 8), Total	₨ 46,791	$ 617	₨ 36,542